UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 6/30/2010
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
July 15, 2010

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     37
                                             --
Form 13F Information Table Value Total:    $1,992,664 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                       Stralem & Company,Inc
                                                              FORM 13F
                                                            June 30, 2010
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
                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CISCO SYS INC COM               Common Stocks   17275R102    50689  2378652 SH       Sole                  2189852            188800
HEWLETT PACKARD CO COM          Common Stocks   428236103    49644  1147043 SH       Sole                  1051243             95800
INTEL CORP COM                  Common Stocks   458140100    53471  2749162 SH       Sole                  2532362            216800
MICROSOFT CORP COM              Common Stocks   594918104    47304  2055803 SH       Sole                  1897203            158600
ABBOTT LABS COM                 Common Stocks   002824100    51258  1095718 SH       Sole                  1016818             78900
JOHNSON & JOHNSON               Common Stocks   478160104    49668   840967 SH       Sole                   795867             45100
LILLY ELI & CO COM              Common Stocks   532457108    49982  1492000 SH       Sole                  1384700            107300
THERMO FISHER SCIENTIFIC        Common Stocks   883556102     1079    22000 SH       Sole                      800             21200
3M COMPANY                      Common Stocks   88579Y101    74318   940850 SH       Sole                   868350             72500
AUTOMATIC DATA PROCESSING INC   Common Stocks   053015103     1868    46400 SH       Sole                    14600             31800
AVON PRODS INC COM              Common Stocks   054303102    64347  2428177 SH       Sole                  2242877            185300
BERKSHIRE HATHAWAY INC DEL CL   Common Stocks   084670702      598     7500 SH       Sole                     7500
CATERPILLAR INC DEL COM         Common Stocks   149123101    78369  1304623 SH       Sole                  1197623            107000
CVS/CAREMARK CORP               Common Stocks   126650100      434    14800 SH       Sole                    14800
DANAHER CORP DEL COM            Common Stocks   235851102    74466  2006100 SH       Sole                  1851300            154800
EMERSON ELEC CO COM             Common Stocks   291011104    73052  1672050 SH       Sole                  1544250            127800
GENERAL ELECTRIC CO COM         Common Stocks   369604103    62423  4328907 SH       Sole                  4074807            254100
INTERNATIONAL BUSINESS MACHS C  Common Stocks   459200101    76278   617737 SH       Sole                   568337             49400
KELLOGG CO.                     Common Stocks   487836108    37745   750400 SH       Sole                   692900             57500
L-3 COMMUNICATIONS HLDGS INC C  Common Stocks   502424104    61432   867200 SH       Sole                   801300             65900
LOEWS CORP COM                  Common Stocks   540424108    70712  2122850 SH       Sole                  1954050            168800
MCDONALDS CORP COM              Common Stocks   580135101    76743  1165064 SH       Sole                  1084614             80450
NEWMONT MINING CORP. (HLDG. CO  Common Stocks   651639106    31210   505500 SH       Sole                   465000             40500
PROCTER & GAMBLE CO COM         Common Stocks   742718109    75639  1261075 SH       Sole                  1164175             96900
SCHLUMBERGER LTD.               Common Stocks   806857108    15454   279262 SH       Sole                   257162             22100
UNITED TECHNOLOGIES             Common Stocks   913017109    70209  1081640 SH       Sole                   998140             83500
WAL MART STORES INC COM         Common Stocks   931142103    35495   738400 SH       Sole                   682500             55900
CHEVRON CORP NEW COM            Common Stocks   166764100    79974  1178520 SH       Sole                  1092770             85750
DEVON ENERGY CORP NEW COM       Common Stocks   25179M103    78639  1290854 SH       Sole                  1188554            102300
EXXON MOBIL CORP COM            Common Stocks   30231G102    82194  1440232 SH       Sole                  1332775            107457
KROGER CO COM                   Common Stocks   501044101    80924  4109900 SH       Sole                  3806500            303400
AT&T INC COM                    Common Stocks   00206R102      382    15796 SH       Sole                    15796
CONSOLIDATED EDISON INC COM     Common Stocks   209115104    86545  2008016 SH       Sole                  1853650            154366
DUKE ENERGY CORP COM            Common Stocks   26441C105    85372  5335750 SH       Sole                  4932150            403600
PFIZER INC COM                  Common Stocks   717081103    73939  5185056 SH       Sole                  4875590            309466
SOUTHERN CO COM                 Common Stocks   842587107    88239  2651425 SH       Sole                  2456525            194900
TECO ENERGY INC COM             Common Stocks   872375100     2569   170500 SH       Sole                    54700            115800
REPORT SUMMARY                 37 DATA RECORDS             1992664            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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